Note 16 - Stock-based Compensation Plans - Summary of Restricted Share Units Activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Vested or expected to vest at January 31, 2016, weighted-average exercise price (in dollars per share)	$ 12.20
Vested or expected to vest at January 31, 2017 (Year)	4 years 73 days
Vested or expected to vest at January 31, 2016, aggregate intrinsic value	$ 4.7
Restricted Stock Units (RSUs) [Member]
Number of Units Outstanding (in shares)	224,779	175,592
Weighted-Average Grant Date Fair Value, PSU (in dollars per share)	$ 10.03	$ 9.94
Weighted-Average Remaining Contractual, PSU (Year)	6 years 255 days	7 years 146 days	7 years 328 days
Aggregate Intrinsic Value, PSU	$ 5.7	$ 4.3	$ 3.1
Number of PSUs Granted (in shares)	38,456	49,187
PSUs Granted, Weighted-Average Granted Date Fair Value (in dollars per share)	$ 18.81	$ 15.33
Number of Units Outstanding (in shares)	263,235	224,779	175,592
Weighted-Average Grant Date Fair Value, PSU (in dollars per share)	$ 11.17	$ 10.03	$ 9.94
Vested or expected to vest at January 31, 2016, RSU (in shares)	263,235
Vested or expected to vest at January 31, 2016, weighted-average exercise price (in dollars per share)	$ 11.17
Vested or expected to vest at January 31, 2017 (Year)	6 years 255 days
Vested or expected to vest at January 31, 2016, aggregate intrinsic value	$ 5.7
Exercisable at January 31, 2016, number of units (in shares)	221,201
Exercisable at January 31, 2016, PSU weighted-average granted date fair value (in dollars per share)	$ 10
Exercisable at January 31, 2016, Weighted-Average Remaining Contractual, PSU (Year)	6 years 146 days
Exercisable at January 31, 2016, Aggregate Intrinsic Value, PSU	$ 4.8